Secured Term Loan Facilities and Revolving Credit Facilities	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Secured Term Loan Facilities and Revolving Credit Facilities	Secured Term Loan Facilities and Revolving Credit FacilitiesThe following table shows the breakdown of all secured term loan facilities and total deferred financing costs split between current and non-current liabilities at December 31, 2022 and June 30, 2023:

	December 31, 2022	June 30, 2023
	(in thousands)
Current Liability
Current portion of secured term loan facilities	$101,558	$122,684
Less: current portion of deferred financing costs	(2,549)	(2,990)
Current portion of secured term loan facilities, net of deferred financing costs	$99,009	$119,694
Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion, excluding amount due to related parties	$612,349	$731,486
Amount due to related parties*	$48,140	$44,701
Less: non-current portion of deferred financing costs	$(4,011)	$(5,421)
Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	$656,478	$770,766
*    Amount due to related parties relates to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity.

March 2023 Secured Term Loan
On March 20, 2023, the Company entered into a senior secured term loan with Nordea Bank ABP, ABN AMRO Bank N.V. Skandinaviska Enskilda Banken AB (Publ), and BNP Paribas S.A. to refinance the June 2017 Secured Term Loan and Revolving Credit Facility and the October 2016 Secured Term Loan and Revolving Credit Facility that were due to mature in June and October 2023 respectively.
The facility has a term of six years, maturing in March 2029 and is for a maximum principal amount of $200.0 million which was fully drawn on March 28, 2023. The available facility amount shall be reduced quarterly by an amount of $8.3 million followed by a final balloon payment in March 2029. Interest on amounts drawn is payable at a rate of SOFR plus 210 basis points.
This loan facility is secured by first priority mortgages on a total of ten of our owned vessels.